Trade and other payables	12 Months Ended
Dec. 31, 2020
Trade And Other Current Payables [Abstract]
Trade and other payables
21.	Trade and other payables

Trade and other payables consisted of the following at December 31 (in thousands):

	2019	2020
Trade payables	$180,270	$277,827
Other payables	11,062	16,642
Social security and other taxes	12,741	76,820
Deferred revenue	29,966	30,957
Accruals	179,657	263,898
Trade and other payables	$413,696	$666,144

Trade Payables increased to $277.8 million during the year ended December 31, 2020 (2019: $180.3 million) primarily due to the increase of cost of revenue, demand generation expenses and shipping costs in the year.

Social security and other taxes increased to $76.8 million during the year ended December 31, 2020 (2019: $12.7 million) mainly due to the increase in the share based payments employment taxes.

Accruals increased to $263.9 million as at the year ended December 31, 2020 (2019: $179.7 million) primarily due to an increase in compensation related accruals ($23.1 million), increased shipping accrual ($13.1 million), digital transactions related tax accrual ($7.0 million), as well as other increases in operational accruals.